Cash and Cash Equivalents (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents

	June 30, 2026	December 31, 2025
Cash and cash equivalents
Cash and money market funds	$10,687,269	$11,553,600
Cash and cash equivalents	$10,687,269	$11,553,600

	Year ended December 31
	2025	2024
Cash and cash equivalents
Cash and money market funds	$11,553,600	$10,839,700
Cash and cash equivalents	$11,553,600	$10,839,700